Equity-Based Compensation - Additional Information (Details)	0 Months Ended	12 Months Ended
	Jul. 02, 2012	Dec. 31, 2014
Equity-Based Compensation
Number of Equity Based Compensation Plan		5
Stock Options [Member]
Equity-Based Compensation
Vesting period		4 years
Stock option contractual term		10 years
Nonvested stock options outstanding		0
Service Based Restricted Stock Units [Member]
Equity-Based Compensation
Vesting period		3 years
Number of shares issuable, against each unit of RSU		1
Service Based Restricted Stock Units [Member] | Certain Executives and Key Employees [Member]
Equity-Based Compensation
Vesting period		1 month
Market Based Restricted Stock Units [Member]
Equity-Based Compensation
Vesting period		3 years
RSU's awarded and vested	8,334
Minimum [Member] | Stock Options [Member]
Equity-Based Compensation
Stock option exercises, commencement period from date of grant		P1Y
Minimum [Member] | Performance Based Restricted Stock Units [Member]
Equity-Based Compensation
Vesting percent		0.00%
Minimum [Member] | Market Based Restricted Stock Units [Member]
Equity-Based Compensation
Vesting percent		0.00%
Maximum [Member] | Stock Options [Member]
Equity-Based Compensation
Stock options exercisable cumulative annual installments period		10 years
Maximum [Member] | Performance Based Restricted Stock Units [Member]
Equity-Based Compensation
Vesting percent		200.00%
Maximum [Member] | Market Based Restricted Stock Units [Member]
Equity-Based Compensation
Vesting percent		200.00%